Restatement	12 Months Ended
Dec. 31, 2022
Restatement [Abstract]
Restatement
25.	Restatement

During the external audit of the Company’s financial statements for the year ended December 31, 2022, the Company identified that due to the characteristics of certain warrants, the fixed-for-fixed condition was not met. Therefore, the Company has to record these warrants as financial liabilities measured at fair value upon initial recognition. At each subsequent reporting date, the warrants are re-measured at fair value and the change in fair value is recognized through profit or loss.

The impact of the restatement on the consolidated statement of financial position as at December 31, 2021 is as follows:

	As reported	Adjustment	Restated
LIABILITIES AND SHAREHOLDERS’ EQUITY
Warrant liabilities	$-	$31,943,365	$31,943,365
Total liabilities	-	31,943,365	31,943,365
Shareholders’ equity
Share capital	54,863,819	(23,440,724)	31,423,095
Contributed surplus	17,358,982	(5,514,401)	11,844,581
Cumulative translation adjustment	(266,730)	433,798	167,068
Digital currency revaluation reserve	3,706,624	-	3,706,624
Deficit	(5,457,926)	(3,422,038)	(8,879,964)
Total shareholders’ equity	$70,204,769	$(31,943,365)	$38,261,404

The impact of the restatement on the consolidated statement of comprehensive income for the year December 31, 2021 is as follows:

	As reported	Adjustment	Restated

Operating income	$2,922,778	$-	$2,922,778
Revaluation of warrant liabilities	-	1,551,013	1,551,013
Share issuance costs	-	(4,973,051)	(4,973,051)
Net income (loss) before income taxes	2,589,964	(3,422,038)	(832,074)
Net income (loss) for the year	289,345	(3,422,038)	(3,132,693)
Other comprehensive income (loss)
Items that will be reclassified to net income Foreign currency translation adjustment	(384,892)	433,798	48,906
Items that will not be reclassified to net income Revaluation of digital currencies, net of tax	1,724,123	-	1,724,123
Total comprehensive income (loss) for the year	$1,628,576	$(2,988,240)	$(1,359,664)